Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Significant Weighted Average Assumptions Relating to Valuation of Options and Escrowed Stock Granted

The significant weighted average assumptions relating to the valuation of the Company’s options and escrowed stock granted during the years ended December 31, 2013 and 2012 are as follows:

	December 31
	2013	2012
Dividend yield	—	—
Volatility rate	37.32%	38.49%
Risk-free interest rate	1.25%	1.41%
Expected option life (years)	7.5	7.5

Summary of Option Plan and Escrowed Stock Plan

The following tables set out the number of Common Shares that employees of the Company may acquire under options granted under the Company’s option plan and escrowed stock plan for the years ended December 31, 2013 and 2012:

	Years Ended
	December 31, 2013		December 31, 2012
	Shares	Weighted Average Per Share Exercise Price	Shares	Weighted Average Per Share Exercise Price
Outstanding, beginning of year	5,284,187	$9.88	4,673,426	$9.07
Granted	1,180,000	20.99	1,110,000	10.37
Exercised	(743,198)	6.47	(499,239)	3.42

Outstanding, end of year	5,720,989	$12.61	5,284,187	$9.88

Options exercisable, end of year	1,521,111	$10.31	963,994	$9.49

Summary of Status of Unvested Options and Escrowed Stock Included in Equity

A summary of the status of the Company’s unvested options and escrowed stock included in equity as of December 31, 2013 and 2012 is as follows:

	Years Ended
	December 31, 2013		December 31, 2012
	Shares	Weighted Average Fair Value Per Option	Shares	Weighted Average Fair Value Per Option
Unvested options outstanding, beginning of year	4,320,193	$4.90	4,455,582	$4.77
Granted	1,180,000	8.80	1,110,000	4.50
Vested	(1,300,316)	4.48	(1,245,389)	4.10

Unvested options outstanding, end of year	4,199,877	$6.13	4,320,193	$4.90

Summary of Changes in and Number of Deferred Share Units

The following table sets out changes in and the number of deferred share units that executives, directors and senior operating management employees may redeem under Brookfield Residential’s DSUP and MDSUP at December 31, 2013 and December 31, 2012:

	Years Ended December 31
	2013	2012
Outstanding, beginning of year	1,585,889	1,871,100
Granted	39,004	78,348
Redeemed	—	(343,128)
Cancelled	—	(20,431)

Outstanding, end of year	1,624,893	1,585,889

Deferred share units vested	746,210	455,993